Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Company, excluding the controlling company [member]
Disclosure of transactions between related parties [line items]
Bad-debt allowance for receivables	₩ 4,217	₩ 48,891